CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS

	$ million
	Dec 31, 2021	Dec 31, 2020
Cash	5,849	4,831
Short-term bank deposits	4,416	2,220
Money market funds, reverse repos and other cash equivalents	26,705	24,779
Total	36,970	31,830
In 2021, cash continued to be invested with an emphasis on capital preservation. Information about credit risk is presented in Note 20. Included in cash and cash equivalents at December 31, 2021, were amounts totalling $113 million (2020: $65 million) subject to currency controls or other legal restrictions.